Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
AUER GROWTH FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		11.31%	16.16%	9.09%
AUER GROWTH FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.01%	13.80%	7.98%
AUER GROWTH FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.30%	12.26%	7.08%

[1]	The S&P 500® Index (the “Index”) is a widely recognized unmanaged index of large-cap U.S. equity securities and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index includes 500 leading companies and covers approximately 80% of available market capitalization. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.